Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures
Transactions and balances with associates and joint ventures are set out in the table below:

	2021 £ million	2020 £ million	2019 £ million
Income statement items
Sales	8	9	9
Purchases	23	29	28
Balance sheet items
Group payables	5	2	12
Group receivables	1	1	2
Loans payable	9	6	6
Loans receivable	108	82	55
Cash flow items
Loans and equity contributions, net	38	47	32

Other disclosures in respect of associates and joint ventures are included in note 6.
Schedule of amounts incurred by entity for provision of key management personnel services

	2021 £ million	2020 £ million	2019 £ million
Salaries and short-term employee benefits	9	10	10
Annual incentive plan	13	—	10
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	12	(11)	20
Post employment benefits	1	2	3
Termination benefits(ii)	2	2	—
	38	4	44
(i)    Time-apportioned fair value of unvested options and share awards.
(ii)     £1 million of the termination benefits disclosed for 2021 have been paid in the year ended 30 June 2021; a further £1 million will be paid in the year ending 30 June 2022.

Schedule of directors remuneration

	2021 £ million	2020 £ million	2019 £ million
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	4	—	2
Non-Executive Directors' fees	1	1	1
Share option exercises(i)	—	—	2
Shares vesting(i)	1	11	13
Post employment benefits	—	1	1
	8	15	21
(i) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.